Stock options - Inputs (Details) - Stock options	12 Months Ended
May 31, 2020
Stock options
Volatility (as a percent)	70.00%
Dividend yield (as a percent)	0.00%
Minimum
Stock options
Risk-free rate (as a percent)	1.20%
Expected life (years)	3 years
Forfeiture rate (as a percent)	0.00%
Maximum
Stock options
Risk-free rate (as a percent)	2.08%
Expected life (years)	5 years
Forfeiture rate (as a percent)	20.00%